Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Organization
Organization

1. Organization

Radius Health, Inc. (“Radius” or the “Company”), which was formerly known as MPM Acquisition Corp. is a pharmaceutical company focused on acquiring and developing new therapeutics for the treatment of osteoporosis and other women’s health conditions. The Company’s lead product candidate, currently in Phase 3 clinical development is BA058 Injection, a daily subcutaneous injection of our novel synthetic peptide analog of human parathyroid hormone-related protein (hPTHrP) for the treatment of osteoporosis. The BA058 Injection Phase 3 study began dosing in April 2011. The Company is also developing the BA058 Microneedle Patch, a short wear time, transdermal form of BA058 delivered using a microneedle technology from 3M Drug Delivery Systems (3M), currently in Phase 1 clinical development. The Company also has two other product candidates, RAD1901, a selective estrogen receptor modulator, or SERM, in Phase 2 clinical development for the treatment of vasomotor symptoms (hot flashes) in women entering menopause and RAD140, a selective androgen receptor modular, or SARM, currently in pre-investigational new drug, or IND, discovery as a potential treatment for age-related muscle loss, frailty, weight loss associated with cancer cachexia and osteoporosis. As used throughout these unaudited, condensed financial statements, the terms “Radius”, “Company”, “we”, “us” and “our” refer to Radius Health, Inc. (f/k/a MPM Acquisition Corp.).

Pursuant to an Agreement and Plan of Merger (the “Merger Agreement” or the “Merger”) entered into in April 2011 by and among the Company (a publicly-reporting, Form 10 shell company at the time), RHI Merger Corp., a Delaware corporation and wholly owned subsidiary of the Company (“MergerCo”), and Radius Health, Inc., a privately-held Delaware corporation (“Former Operating Company”), MergerCo merged with and into the Former Operating Company, with the Former Operating Company remaining as the surviving entity and a wholly-owned subsidiary of the Company.  This transaction is herein referred to as the “Merger”. The Merger was effective as of May 17, 2011, upon the filing of a certificate of merger with the Delaware Secretary of State.  Following the Merger on May 17, 2011, the Company’s Board of Directors approved a transaction pursuant to which the Former Operating Company merged with and into the Company, leaving the Company as the surviving corporation (the “Short-Form Merger”).  As part of the Short-Form Merger, the Company, then named MPM Acquisition Corp., changed its name to Radius Health, Inc. and assumed the operations of the Former Operating Company.

The Company is subject to the risks associated with emerging, technology-oriented companies with a limited operating history, including dependence on key individuals, a developing business model, market acceptance of the Company’s product candidates, competitive product candidates, and the continued ability to obtain adequate financing to fund the Company’s future operations. The Company has an accumulated deficit of $102.5 million through June 30, 2011. The Company has incurred losses and expects to continue to incur additional losses for the foreseeable future. The Company intends to obtain additional equity and/or debt financing in order to meet working capital requirements and to further develop its product candidates. As part of the Merger and Short-Form Merger in May 2011, the Company assumed the Former Operating Company’s agreement with existing and new investors pursuant to which the Former Operating Company received an irrevocable, legally binding commitment for proceeds of $64.3 million from the issuance of shares of Series A-1 Convertible Preferred Stock in three closings. The proceeds from each closing are generally due to the Company upon its written request. The first of the three closings was completed prior to the Merger on May 17, 2011 for gross proceeds of $21.4 million and the Company expects to complete the second and third closings during the remainder of 2011. The Company believes that its existing cash and cash equivalents and the proceeds available from the irrevocable legally binding commitment described above and in Note 4, are sufficient to finance its operations, including its obligations under the Nordic agreement described in Note 14, into the second quarter of 2012.

1. Nature of Business

        Radius Health, Inc. (the Company or Radius) is a pharmaceutical company focused on acquiring and developing new therapeutics for osteoporosis and women's health. The Company's lead product candidate is BA058 Injection which began a pivotal, multinational Phase 3 clinical study for the treatment of osteoporosis in April 2011. In addition, the Company is developing the BA058 Microneedle Patch, a transdermal form of BA058 that is based on a microneedle technology from 3M Drug Delivery Systems (3M) that commenced a Phase 1b clinical study in December 2010. In addition to BA058, the Company is currently conducting one other clinical and one other preclinical program. Since inception, the Company has devoted its efforts principally to research and development, licensing of intellectual property, business development activities, and raising capital.

        The Company is subject to the risks associated with emerging, technology-oriented companies with a limited operating history, including dependence on key individuals, a developing business model, market acceptance of the Company's product candidates, competitive product candidates, and the continued ability to obtain adequate financing to fund the Company's future operations. Accumulated deficit for the period from November 14, 2003 (date of inception) through December 31, 2010 is $128,252. The Company has incurred, and expects to continue to incur, additional losses for the foreseeable future. The Company intends to obtain additional equity and/or debt financing in order to meet working capital requirements and to further develop its product candidates. Subsequent to December 31, 2010, the Company executed an agreement with existing and new investors under which it received an irrevocable, legally binding commitment for proceeds of $64,300 from the issuance of shares of Series A-1 convertible preferred stock in three closings which will take place in 2011. The proceeds from each closing are generally due to the Company upon written request. The Company intends to request the proceeds from such closings in 2011. The Company believes that its existing cash, cash equivalents and marketable securities and the proceeds available from the irrevocable legally binding commitment described above and in Note 14, are sufficient to finance its operations, including its 2011 obligations under the Nordic agreement described in Note 12, into 2012.